Warrant liability - Summary of Share Purchase Warrant Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Purchase Warrants Outstanding
Warrants outstanding, beginning of period (in shares)	3,779,245	2,842,309	287,852
Warrants issued during period (in shares)	0	945,000	3,076,956
Warrants exercised during period (in shares)	(331,730)	0	(298,088)
Warrants expired during period (in shares)	(29,675)	(8,064)	(224,111)
Warrants outstanding, end of period (in shares)	3,417,840	3,779,245	2,842,309
Share Purchase Warrants Outstanding, Weighted Average Exercise Price
Weighted average exercise price, beginning of period (in usd per share)	$ 9.66	$ 11.30	$ 104.46
Weighted average exercise price, issued during period (in usd per share)	0.00	4.70	5.94
Weighted average exercise price, exercised during period( in usd per share)	1.07	0.00	4.24
Weighted average exercise price, expired during period (in usd per share)	345.00	4.23	66.90
Weighted average exercise price, end of period (in usd per share)	$ 7.59	$ 9.66	$ 11.30
Warrants Not Settleable In Cash | Series A Warrants
Share Purchase Warrants Outstanding, Weighted Average Exercise Price
Shares issued upon exercise	301,343